American Legacy® Target Date Income Advisory Individual Variable Annuity Contracts
Updating Summary Prospectus for Current Contractowners

May 1, 2024
This updating summary prospectus summarizes certain changes to key features of the American Legacy® Target Date Income Advisory variable annuity contract issued by Lincoln Life & Annuity Company of New York (Lincoln New York or Company).
You should read this updating summary prospectus carefully, particularly the section titled Important Information You Should Consider about the American Legacy® Target Date Income Advisory contract.
The prospectus for the American Legacy® Target Date Income Advisory variable annuity contract contains more information about the Contract’s features, benefits, and risks. You can find the prospectus and other information about the Contract online at www.lfg.com/VAprospectus. You can also obtain this information at no cost by calling 1-800-942-5500 or by sending an email request to CustServSupportTeam@lfg.com.
The Securities and Exchange Commission has not approved or disapproved the Contract or determined if this Summary Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
All prospectuses and other shareholder reports, will be made available on www.lfg.com/VAprospectus.

Updated Information About Your Contract
The information in this Updating Summary Prospectus is a summary of certain contract features that have changed since the Updating Summary Prospectus dated May 1, 2023. This may not reflect all of the changes that have occurred since you entered into your Contract.
Summary of Recent Contract Changes:
•
The following changes were effective on December 18, 2023:
•
The American Legacy® Target Date Income Advisory variable annuity contract is no longer available for purchase;
•
The Target Date Income Benefit rider is closed to new elections.
•
The following changes apply to all elections of i4LIFE® Advantage on and after November 20, 2023:
•
The minimum Access Period selected must be no less than 10 years;
•
The available Assumed Investment Return (AIR) rates are limited to 3% and 4%; and
•
The annuity factor used to calculate the Regular Income Payment no longer includes gender as a component.
Fund Additions:
•
American Funds 2040 Target Date FundSM: To provide growth, income and conservation of capital depending on proximity to target date.
This fund will be available on or about May 20, 2024. Please consult your financial professional.

Important Information You Should Consider About the American Legacy® Target Date Income Advisory Variable Annuity Contract
	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals	There are no surrender charges associated with this Contract.			•N/A
Transaction Charges	There is currently no charge for a transfer. We reserve the right to charge a $25 fee for each transfer if you make more than 12 transfers in one Contract Year.			•Charges and Other Deductions
Ongoing Fees and Expenses (annual charges)
Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. These charges do not reflect any advisory fees paid to a financial intermediary from Contract Value or other assets of the
Contractowner. If such charges were reflected, the ongoing fees and expense would be higher.
•Fee Tables •Examples •Charges and Other Deductions
	Annual Fee	Minimum	Maximum
	Base Contract – Contract Value Death Benefit	0.13%[1]	0.13%[1]
	Base Contract – Guarantee of Principal Death Benefit	0.33%[1]	0.33%[1]
	Investment options (fund fees and expenses)	0.82%[1]	0.90%[1]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.40%[1]	2.45%[2]
1 As a percentage of average Account Value in the Subaccounts.
2 As an annualized percentage of the Protected Income Base.
Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract.

	Lowest Annual Cost: $1,132	Highest Annual Cost: $4,377
	Assumes:	Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive fund fees and
expenses
•No optional benefits
•No additional Purchase Payments,
transfers, or withdrawals
•No sales charges or advisory fees

•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
optional benefits and fund fees and
expenses
•No additional Purchase Payments,
transfers, or withdrawals
•No sales charges or advisory fees

	RISKS			Location in Prospectus
Risk of Loss	•You can lose money by investing in this Contract, including loss of principal.			•Principal Risks •Investments of the Variable Annuity Account

	RISKS	Location in Prospectus
Not a Short-Term Investment
•This Contract is not designed for short-term investing and may not be appropriate for the investor who needs ready access to cash.
•The benefits of tax deferral, long-term income, and living benefit protections mean the Contract is more beneficial to investors with a long-term investment horizon.
•Withdrawals are subject to ordinary income tax and may be subject to tax penalties.
•Principal Risks •Surrender and Withdrawals •Fee Tables •Living Benefit Riders
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance of the investment options you choose. Performance can vary depending on the performance of the investment options available under the Contract.
•Each investment option (including the fixed account option) has its own unique risks.
•You should review the investment options before making an investment decision.
•Principal Risks •Investments of the Variable Annuity Account
Insurance Company Risks
•An investment in the Contract is subject to the risks related to Lincoln New York. Any obligations (including under the fixed account option), guarantees, or benefits of the
Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln
Life, including our financial strength ratings, is available upon request by calling 1-
800-454-6265 or visiting www.LincolnFinancial.com.
•Principal Risks
	RESTRICTIONS	Location in Prospectus
Investments
•We reserve the right to charge a $25 fee for each transfer if you make more than 12 transfers in one Contract Year.
•We reserve the right to remove or substitute any funds as investment options that are available under the Contract.
•Your ability to transfer between investment options may also be restricted as a result of Investment Requirements if you have elected an optional benefit.
•Principal Risks •Investments of the Variable Annuity Account
Optional Benefits
•Optional benefits may limit or restrict the investment options that you may select under the Contract. We may change these restrictions in the future.
•Optional benefit availability may vary by selling broker-dealer.
•Excess Withdrawals may reduce the value of an optional benefit by an amount greater than the value withdrawn or result in termination of the benefit.
•You are required to have a certain level of Contract Value for some new rider elections.
•We may modify or stop offering an optional benefit that is currently available at any time.
•If you elect certain optional benefits, you may be limited in the amount of Purchase
Payments that you can make (and when).
•If you elect to pay a third-party advisory fees out of your Contract Value, this deduction may reduce the Death Benefit(s) and other guaranteed benefits, and may be subject to federal and state income taxes and a 10% federal penalty tax.
•The Contracts •Living Benefit Riders •Death Benefits •Federal Tax Matters – Payment of Investment Advisory Fees •Appendix B – Investment Requirements
	TAXES	Location in Prospectus
Tax Implications
•Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.
•If you purchase the Contract through a tax-qualified plan or IRA, you do not get any additional tax benefit under the Contract.
•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
•Federal Tax Matters

	CONFLICTS OF INTEREST	Location in Prospectus
Exchanges
•You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new Contract rather than continue to own your existing contract.
•The Contracts - Replacement of Existing Insurance

Appendix A — Funds Available Under The Contract
The following is a list of funds currently available under the Contract. Depending on the optional benefits you choose, you may not be able to invest in certain funds. Current performance of the Subaccounts can be found at www.lfg.com/VAprospectus. More information about the funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information and current fund performance at no cost by calling 1-800-942-5500 or by sending an email request to CustServSupportTeam@lfg.com.
The current expenses and performance information below reflects fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
To provide growth, income and conservation of capital depending on proximity to target date. A fund of funds.	American Funds 2010 Target Date FundSM - Class 4	0.82%	8.08%	N/A	N/A
To provide growth, income and conservation of capital depending on proximity to target date. A fund of funds.	American Funds 2015 Target Date FundSM - Class 4	0.83%	9.01%	N/A	N/A
To provide growth, income and conservation of capital depending on proximity to target date. A fund of funds.	American Funds 2020 Target Date FundSM - Class 4	0.84%	9.87%	N/A	N/A
To provide growth, income and conservation of capital depending on proximity to target date. A fund of funds.	American Funds 2025 Target Date FundSM - Class 4	0.85%	11.40%	N/A	N/A
To provide growth, income and conservation of capital depending on proximity to target date. A fund of funds.	American Funds 2030 Target Date FundSM - Class 4	0.87%	13.79%	N/A	N/A
To provide growth, income and conservation of capital depending on proximity to target date. A fund of funds.	American Funds 2035 Target Date FundSM - Class 4	0.88%	16.51%	N/A	N/A
To provide growth, income and conservation of capital depending on proximity to target date. A fund of funds.	American Funds 2040 Target Date FundSM - Class 4 This fund will be available on or about May 20, 2024. Please consult your financial professional.	0.90%	N/A	N/A	N/A
1
The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the fund or the fund company.
2
This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
A-1

Appendix B — Investment Requirements
If you elect the Target Date Income Benefit, you will be subject to Investment Requirements that will apply during the time this benefit is in effect. This means you will be limited in your choice of Subaccount investments, and that you will not be able to allocate Contract Value to all of the Subaccounts that are available to Contractowners who have not elected this rider. We impose Investment Requirements to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider.
Certain investment options are not available to you if you purchase this rider. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your financial professional to determine if the Investment Requirements are consistent with your investment objectives.
The Investment Requirements for the Target Date Income Benefit are based on your year of birth (earliest year for joint life) at the time you elect the rider. You must allocate 100% of your Contract Value to the appropriate fund in the chart below, which applies for the entire duration of the rider. All other funds are unavailable.
Year of Birth	Target Date Fund
1978 – 1982	2035
1973 – 1977	2030
1968 – 1972	2025
1963 – 1967	2020
1958 – 1962	2015
Prior to 1958	2010

B-1

This updating summary prospectus incorporates by reference the prospectus and statement of additional information (SAI) for the Contract, both dated May 1, 2024, as may be amended or supplemented from time to time. The SAI may be obtained, free of charge, in the same manner as the prospectus.

SEC File Nos. 333-234169; 811-08441
EDGAR Contract Identifier C000216686